BORROWINGS - Short term (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
BORROWINGS
Short-term	$ 819,031	$ 856,876
Long-term, current portion	114,089	171,051
Short-term borrowings	$ 933,120	$ 1,027,927